1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
Tiina Vaisanen tiina.vaisanen@dechert.com +1 212 649 8727 Direct +1 212 698 3599 Fax

September 14, 2018

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Old Westbury Funds, Inc.
Securities Act File No. 033-66528
Post-Effective Amendment No. 72
Investment Company Act File No. 811-07912
Amendment No. 73

Ladies and Gentlemen:

On behalf of Old Westbury Funds, Inc. (the “Company”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 72 (the “Amendment”) to the Company’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing relates to Old Westbury California Municipal Bond Fund and Old Westbury New York Municipal Bond Fund, each a new series of the Company, and should have no effect on the existing series of the Company. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (212) 649-8727.

Very truly yours,

/s/ Tiina E. Vaisanen

Tiina E. Vaisanen